Schedule Of Change In Fair Value Of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Significant Unobservable Inputs (Level 3)	Dec. 31, 2011 Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 376,443	$ 325,150	$ 311,688	$ 12,979	$ 13,453
Purchases				5,500
Unrealized gain (loss)				773	(474)
Fair value of plan assets at end of year	$ 376,443	$ 325,150	$ 311,688	$ 19,252	$ 12,979